Summary of Significant Accounting Policies (Notes)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Unaudited Interim Financial Information
The accompanying consolidated balance sheet as of June 30, 2013, the consolidated statements of operations for the three and six months ended June 30, 2013 and 2012, the consolidated statement of stockholders' deficit for the six months ended June 30, 2013 and the consolidated statements of cash flows for the six months ended June 30, 2013 and 2012 are unaudited but include all adjustments that are, in the opinion of management, necessary for a fair presentation of our financial position at such dates and our results of operations and cash flows for the periods then ended in conformity with U.S. generally accepted accounting principles (“US GAAP”). The consolidated balance sheet as of December 31, 2012 has been derived from the audited consolidated financial statements at that date but, in accordance with the rules and regulations of the United States Securities and Exchange Commission ("SEC"), does not include all of the information and notes required by US GAAP for complete financial statements. Operating results for the six months ended June 30, 2013 are not necessarily indicative of results that may be expected for the entire fiscal year. These unaudited consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto for the fiscal year ended December 31, 2012 included in the Company's Annual Report on Form 10-K filed with the SEC on March 29, 2013.

Nature of Business and Reverse Merger and Recapitalization
IZEA, Inc. (the "Company"), formerly known as IZEA Holdings, Inc. and before that, Rapid Holdings, Inc., was incorporated in Nevada on March 22, 2010.  On May 12, 2011, the Company completed a share exchange pursuant to which it acquired all of the capital stock of IZEA Innovations, Inc. ("IZEA"), which became its wholly owned subsidiary.  IZEA was incorporated in the state of Florida in February 2006 and was later reincorporated in the state of Delaware in September 2006 and changed its name to IZEA, Inc. from PayPerPost, Inc. on November 2, 2007. In connection with the share exchange, the Company discontinued its former business and continued the social media sponsorship business of IZEA as its sole line of business. The Company's headquarters are in Orlando, FL.

The Company is a leading company in the sponsored influence space, a subset of native advertising. The Company currently operates multiple properties including its premiere platforms, SocialSpark and SponsoredTweets, as well as its legacy platforms PayPerPost and InPostLinks. In 2012, the Company launched a new platform called Staree and a display-advertising network to use within its platforms called IZEAMedia. The practice of sponsored influence is when a company compensates a social media influencer or publisher to share sponsored content within their social network. This sponsored content is shared within the body of a content stream, a practice known as “native advertising.” The Company generates its revenue primarily through the sale of native advertising through sponsored influence campaigns to its advertisers. The Company's advertisers include a wide range of small and large businesses, including Fortune 500 companies, as well as advertising agencies. The Company fulfills the native advertising transaction through its marketplace platforms by connecting its social media publishers such as bloggers and tweeters with its advertisers. The Company also generates revenue from the posting of targeted display advertising and from various service fees.

Reverse Stock Split
On July 30, 2012, the Company filed a Certificate of Change with the Secretary of State of Nevada to effect a reverse stock split of the issued and outstanding shares of its common stock at a ratio of one share for every 40 shares outstanding prior to the effective date of the reverse stock split. Additionally, the Company's total authorized shares of common stock were decreased from 500,000,000 shares to 12,500,000 shares and subsequently increased to 100,000,000 shares in February 2013. All current and historical information contained herein related to the share and per share information for the Company's common stock or stock equivalents issued on or after May 12, 2011 reflects the 1-for-40 reverse stock split of the Company's outstanding shares of common stock that became market effective on August 1, 2012.

Principles of Consolidation
The consolidated financial statements include the accounts of IZEA, Inc. as of the date of the reverse merger, and its wholly owned subsidiary, IZEA Innovations, Inc. (collectively, the "Company"). All significant intercompany balances and transactions have been eliminated in consolidation.

Going Concern and Management’s Plans
The opinion of the Company's independent registered public accounting firm on the audited financial statements as of and for the year ended December 31, 2012 contains an explanatory paragraph regarding substantial doubt about the Company's ability to continue as a going concern.

The Company has incurred significant losses from operations since inception and has a working capital deficit of $2,815,015 and an accumulated deficit of $24,580,722 as of June 30, 2013.  Net losses for the six months ended June 30, 2013 and for the year ended December 31, 2012 were $1,777,300 and $4,672,638, respectively. The Company's ability to continue as a going concern is dependent upon raising capital from financing transactions. The Company’s financial statements have been prepared on the basis that it is a going concern, which assumes continuity of operations and the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments that might result if the Company was forced to discontinue its operations.

Revenues generated from the Company's operations are not presently sufficient to sustain its operations. Therefore, the Company will need to raise additional capital to fund its operations and repay its $75,000 promissory note (see Note 2) through various financing transactions in order to continue its operations. Financing transactions may include the issuance of equity or convertible debt securities, obtaining credit facilities, or other financing alternatives. On February 4, 2013, the Company issued 773,983 shares of its common stock to settle the remaining balance owed of $112,150 on its $550,000 senior secured promissory note. On March 1, 2013, the Company secured a credit facility with Bridge Bank N.A. whereby it can receive advances up to $1.5 million based on 80% of eligible accounts receivable. Additionally, from April 2013 through August 2013, the Company entered into several unsecured loan agreements with a director of the company. Pursuant to these agreements, the Company received short-term loans totaling $1,270,000 due on August 31, 2013. The notes bear interest at 7% per annum with a default rate of interest at 12% based on a 360 day year. On May 31, 2013, the Company agreed to allow these notes to be converted into equity upon closing of the next private placement expected to occur in the third quarter of 2013 on the same terms and conditions that will be applicable to other investors in the private placement. The volatility and sharp decline in the trading price of the Company's common stock over the past year could make it more difficult to obtain financing through the issuance of equity or convertible debt securities. There can be no assurance that the Company will be successful in any future financing or that it will be available on terms that are acceptable.

Future financings through equity investments are likely to be dilutive to existing stockholders. The terms of securities the Company may issue in future capital transactions may be more favorable for its new investors. Newly issued securities, warrants and restricted stock awards may include preferences, superior voting rights and privileges senior to those of existing holders. Further, the Company may incur substantial costs in pursuing future capital and/or financing, including investment banking fees, legal and accounting fees, printing and distribution expenses and other costs. The Company may also be required to recognize non-cash liabilities in connection with certain securities it may issue, such as convertible notes and warrants, which will adversely impact the Company's financial condition. The Company's ability to obtain needed financing may be impaired by such factors as the overall level of activity in the capital markets and the Company's history of losses, which could impact the availability or cost of future financings. If the amount of capital the Company is able to raise from financing activities, together with its revenues from operations, is not sufficient to satisfy its capital needs, the Company may need to curtail its marketing and development plans and possibly cease operations.

Cash and Cash Equivalents
For purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

Accounts Receivable and Concentration of Credit Risk
Accounts receivable are customer obligations due under normal trade terms. Uncollectability of accounts receivable is not significant since most customers are bound by contract and are required to fund the Company for all the costs of an “opportunity”, defined as an order created by an advertiser for a publisher to write about the advertiser’s product. If a portion of the account balance is deemed uncollectible, the Company will either write-off the amount owed or provide a reserve based on the uncollectible portion of the account. Management determines the collectability of accounts by regularly evaluating individual customer receivables and considering a customer’s financial condition, credit history and current economic conditions. The Company does not have a reserve for doubtful accounts as of June 30, 2013 and December 31, 2012. Management believes that this estimate is reasonable, but there can be no assurance that the estimate will not change as a result of a change in economic conditions or business conditions within the industry, the individual customers or the Company. Any adjustments to this account are reflected in the consolidated statements of operations as a general and administrative expense. The Company did not have any bad debt expense for the six months ended June 30, 2013 and 2012.

Concentrations of credit risk with respect to accounts receivable are typically limited because a large number of geographically diverse customers make up the Company’s customer base, thus spreading the trade credit risk. The Company also controls credit risk through credit approvals, credit limits and monitoring procedures. The Company performs credit evaluations of its customers but generally does not require collateral to support accounts receivable. At June 30, 2013, three customers accounted for 47% of total accounts receivable in the aggregate, each of which accounted for more than 10% of the Company’s accounts receivable. At December 31, 2012, the Company had two different customers which accounted for 46% of total accounts receivable in the aggregate. The Company had two and one customers that accounted for 32% and 12% of its revenue during the three and six months ended June 30, 2013, respectively. The Company had no customers that accounted for more than 10% of its revenue during the three months ended June 30, 2012, and it had one customer that accounted for 11% of its revenue during the six months ended June 30, 2012.

Property and Equipment
Depreciation and amortization is computed using the straight-line method and half-year convention over the estimated useful lives of the assets as follows:

Equipment	3 years
Furniture and fixtures	5 - 10 years
Software	3 years
Leasehold improvements	3 years

Major additions and improvements are capitalized, while replacements, maintenance and repairs, which do not improve or extend the life of the respective assets, are expensed as incurred. When assets are retired or otherwise disposed of, related costs and accumulated depreciation and amortization are removed and any gain or loss is reported as other income or expense.

Software Costs
The Company is in the process of developing a new platform called the Native Ad Exchange (NAX). This platform will be utilized both internally and externally to facilitate native advertising campaigns on a greater scale. In accordance with ASC 350-40, Internal Use Software and ASC 985-730, Computer Software Research and Development, research phase costs should be expensed as incurred and development phase costs including direct materials and services, payroll and benefits and interest costs may be capitalized. The Company determined that on April 15, 2013, the project became technologically feasible and the development phase began. The Company capitalized $98,847 in payroll and benefit costs to software development costs in the consolidated balance sheet during the three months ended June 30, 2013.

Revenue Recognition
The Company derives its revenue from three sources: revenue from an advertiser for the use of the Company's network of social media publishers to fulfill advertiser sponsor requests for a blog post, tweet, click or action ("Sponsored Revenue"), revenue from the posting of targeted display advertising ("Media Revenue") and revenue derived from various service fees charged to advertisers and publishers ("Service Fee Revenue"). Service fees charged to advertisers are primarily related to inactivity fees for dormant accounts and fees for additional services outside of sponsored revenue. Service fees to publishers include upgrade account fees for obtaining greater visibility to advertisers in advertiser searches in the Company's platforms, early cash out fees if a publisher wishes to take proceeds earned for services from their account when the account balance is below certain minimum balance thresholds and inactivity fees for dormant accounts. Sponsored revenue is recognized and considered earned after an advertiser's opportunity is posted on the Company's websites and their request was completed and content listed, as applicable, by the Company's publishers for a requisite period of time. The requisite period ranges from 3 days for an action or tweet to 30 days for a blog. Customers may prepay for services by placing a deposit in their account with the Company.  In these cases, the deposits are recorded as unearned revenue until earned as described above. Media Revenue is recognized and considered earned when the Company's publishers place targeted display advertising in blogs. Service fees are recognized immediately when the maintenance or enhancement service is performed for an advertiser or publisher.   All of the Company's revenue is generated through the rendering of services and is recognized under the general guidelines of SAB Topic 13 A.1 which states that revenue will be recognized when it is realized or realizable and earned. The Company considers its revenue as generally realized or realizable and earned once i) persuasive evidence of an arrangement exists, ii) services have been rendered, iii) the price to the advertiser or customer is fixed (required to be paid at a set amount that is not subject to refund or adjustment) and determinable, and iv) collectability is reasonably assured. The Company records revenue on the gross amount earned since it generally is the primary obligor in the arrangement, establishes the pricing and determines the service specifications.

Advertising Costs
Advertising costs are charged to expense as they are incurred, including payments to contact creators to promote the Company.  Advertising expense charged to operations for the three months ended June 30, 2013 and 2012 were approximately $19,000 and $237,000, respectively. Advertising expense charged to operations for the six months ended June 30, 2013 and 2012 were approximately $44,000 and $299,000, respectively. Advertising costs are included in sales and marketing expense in the accompanying consolidated statements of operations.

Income Taxes
The Company has not recorded current income tax expense due to the generation of net operating losses. Deferred income taxes are accounted for using the balance sheet approach which requires recognition of deferred tax assets and liabilities for the expected future consequences of temporary differences between the financial reporting basis and the tax basis of assets and liabilities. A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized.

The Company identifies and evaluates uncertain tax positions, if any, and recognizes the impact of uncertain tax positions for which there is a less than more-likely-than-not probability of the position being upheld when reviewed by the relevant taxing authority. Such positions are deemed to be unrecognized tax benefits and a corresponding liability is established on the balance sheet. The Company has not recognized a liability for uncertain tax positions. If there were an unrecognized tax benefit, the Company would recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. The Company’s remaining open tax years subject to examination by the Internal Revenue Service include the years ended December 31, 2009 through 2011.

Convertible Preferred Stock
The Company accounts for its convertible preferred stock under the provisions of Accounting Standards Codification ("ASC") on Distinguishing Liabilities from Equity, which sets forth the standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. The ASC requires an issuer to classify a financial instrument that is within the scope of the ASC as a liability if such financial instrument embodies an unconditional obligation to redeem the instrument at a specified date and/or upon an event certain to occur. The Series A Convertible Preferred Stock of the Company issued in May 2011 does not have a redemption feature. Future changes in the certainty of the Company’s obligation to redeem these instruments could result in a change in classification.

Derivative Financial Instruments
The Company accounts for derivative instruments in accordance with ASC 815, Derivatives and Hedging (“ASC 815”), which requires additional disclosures about the Company’s objectives and strategies for using derivative instruments, how the derivative instruments and related hedged items are accounted for, and how the derivative instruments and related hedging items affect the financial statements. The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risk. Terms of convertible debt and equity instruments are reviewed to determine whether or not they contain embedded derivative instruments that are required under ASC 815 to be accounted for separately from the host contract, and recorded on the balance sheet at fair value. The fair value of derivative liabilities, if any, is required to be revalued at each reporting date, with corresponding changes in fair value recorded in current period operating results. Pursuant to ASC 815, an evaluation of specifically identified conditions is made to determine whether the fair value of warrants issued is required to be classified as equity or as a derivative liability.

Fair Value of Financial Instruments
The Company’s financial instruments are recorded at fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The valuation techniques are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect certain market assumptions. There are three levels of inputs that may be used to measure fair value:

•	Level 1 – Valuation based on quoted market prices in active markets for identical assets and liabilities.

•	Level 2 – Valuation based on quoted market prices for similar assets and liabilities in active markets.

•	Level 3 – Valuation based on unobservable inputs that are supported by little or no market activity, therefore requiring management’s best estimate of what market participants would use as fair value.
Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management. The Company does not have any Level 1 or 2 financial assets or liabilities. The Company’s Level 3 financial liabilities measured at fair value consisted of certain notes payable and the warrant liability as of June 30, 2013 (see Note 3).

Significant unobservable inputs used in the fair value measurement of the warrants include the estimated term. Significant increases (decreases) in the estimated remaining period to exercise would result in a significantly higher (lower) fair value measurement.

In developing our credit risk assumption, consideration was made of publicly available bond rates and US Treasury Yields. However, since the Company does not have a formal credit-standing, management estimated its standing among various reported levels and grades for use in the model. During all periods, management estimated that the Company's standing was in the speculative to high-risk grades (BB- to CCC in the Standard and Poor's Rating). A significant increase (decrease) in the risk-adjusted interest rate could result in a significantly lower (higher) fair value measurement.

The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash and cash equivalents, accounts receivable, accounts payable and accrued expenses. Unless otherwise disclosed, the fair value of the Company’s notes payable and capital lease obligations approximate their carrying value based upon current rates available to the Company.

Certain convertible promissory notes are recorded at the fair value of the hybrid instrument as a whole and are recorded at their common stock equivalent value. Significant unobservable inputs used in the fair value of the hybrid instruments include the estimated number of common shares underlying the promissory notes and the fair value of the common stock to be issued upon conversion. Generally, an increase (decrease) in the estimated number of shares underlying the promissory notes or the fair value of the common stock to be issued upon conversion would result in a (higher) lower fair value measurement.

Stock-Based Compensation
Stock-based compensation cost related to stock options granted under the May 2011 and August 2011 Plans (together the "2011 Equity Incentive Plans") (see Note 4) is measured at grant date, based on the fair value of the award, and is recognized as an expense over the employee’s requisite service period.  The Company estimates the fair value of each option award on the date of grant using a Black-Scholes option-pricing model that uses the assumptions noted in the table below. The Company estimates the fair value of its common stock using the closing stock price of its common stock as quoted in the OTCQB marketplace on the date of the agreement.  Prior to April 1, 2012, due to limited trading history and volume, the Company estimated the fair value of its common stock using recent independent valuations or the value paid in equity financing transactions. The Company estimates the volatility of its common stock at the date of grant based on the volatility of comparable peer companies that are publicly traded and have had a longer trading history than itself. The Company determines the expected life based on historical experience with similar awards, giving consideration to the contractual terms, vesting schedules and post-vesting forfeitures. The Company uses the risk-free interest rate on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term approximately equal to the expected life of the award. The Company has never paid any cash dividends on its common stock and does not anticipate paying any cash dividends in the foreseeable future. The Company used the following assumptions for options granted under the 2011 Equity Incentive Plans during the three and six months ended June 30, 2013 and 2012:

	Three Months Ended		Six Months Ended
2011 Equity Incentive Plan Assumptions	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Expected term	6 years	5 years	9 years	5 years
Weighted average volatility	51.84%	54.93%	52.45%	54.93%
Weighted average risk free interest rate	0.91%	0.76%	1.60%	0.76%
Expected dividends	—	—	—	—

The Company estimates forfeitures when recognizing compensation expense and this estimate of forfeitures is adjusted over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment, which is recognized in the period of change, and also impact the amount of unamortized compensation expense to be recognized in future periods.  Current average expected forfeiture rates were 50.21% during the three and six months ended June 30, 2013 and 2012.

Non-Employee Stock-Based Compensation
The Company's accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows the provisions of ASC 505, “Equity-Based Payments to Non-Employees.” The measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor's performance is complete. The fair value of equity instruments issued to consultants that vest immediately is expensed when issued. The fair value of equity instruments issued to consultants that have future vesting and are subject to forfeiture if performance does not occur is recognized as expense over the vesting period. Fair values for the unvested portion of issued instruments are adjusted each reporting period. The change in fair value is recorded to additional paid-in capital. Stock-based compensation related to non-employees is accounted for based on the fair value of the related stock or the fair value of the services, whichever is more readily determinable.

Segment Information
The Company does not identify separate operating segments for management reporting purposes. The results of operations are the basis on which management evaluates operations and makes business decisions.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements
There are several new accounting pronouncements issued by the Financial Accounting Standards Board ("FASB") which are not yet effective.  Management does not believe any of these accounting pronouncements will be applicable and therefore will not have a material impact on the Company's financial position or operating results.

Reclassifications
Certain items have been reclassified in the 2012 financial statements to conform to the 2013 presentation.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business and Reverse Merger and Recapitalization
IZEA, Inc. (the "Company"), formerly known as IZEA Holdings, Inc. and before that, Rapid Holdings, Inc., was incorporated in Nevada on March 22, 2010.  On May 12, 2011, the Company completed a share exchange (see Note 7) pursuant to which it acquired all of the capital stock of IZEA Innovations, Inc. ("IZEA"), which became its wholly owned subsidiary.  IZEA was incorporated in the state of Florida in February 2006 and was later reincorporated in the state of Delaware in September 2006 and changed its name to IZEA, Inc. from PayPerPost, Inc. on November 2, 2007. In connection with the share exchange, the Company discontinued its former business and continued the social media sponsorship business of IZEA as its sole line of business. On November 23, 2011, the Company changed its name from "IZEA Holdings, Inc." to "IZEA, Inc." and the name of its subsidiary changed from "IZEA, Inc." to "IZEA Innovations, Inc." (collectively, the "Company"). The Company's headquarters are in Orlando, FL.

The share exchange was accounted for as a reverse-merger and recapitalization where IZEA was the acquirer for accounting purposes and IZEA, Inc. was the acquired company.  Accordingly, IZEA's historical financial statements for periods prior to the acquisition have become the Company's retroactively restated for, and giving effect to, the number of shares received in the share exchange.  The assets, liabilities and accumulated earnings, along with operations, reported in the financial statements prior to the share exchange are those of IZEA and are recorded at the historical cost basis.

The Company believes it is a world leader in social media sponsorships ("SMS"), a rapidly growing segment within social media where a company compensates a social media publisher to share sponsored content within their social network. The Company accomplishes this by operating multiple marketplaces that include its premier platforms SocialSpark, SponsoredTweets and Staree, as well as its legacy platforms PayPerPost and InPostLinks. The Company recently launched a display advertising network to use within its platforms called IZEAMedia. The Company's advertisers include a wide range of small and large businesses, including Fortune 500 companies, as well as advertising agencies. The Company's premier platforms are the focus of its current business for which it is actively developing new features. The Company generates its primary revenue through the sale of SMS to its advertisers. The Company fulfills the SMS transaction through its marketplace platforms by connecting its social media publishers such as bloggers, tweeters and mobile application users with its advertisers.

Reverse Stock Split
On July 30, 2012, the Company filed a Certificate of Change with the Secretary of State of Nevada to effect a reverse stock split of the issued and outstanding shares of its common stock at a ratio of one share for every 40 shares outstanding prior to the effective date of the reverse stock split. Additionally, the Company's total authorized shares of common stock were decreased from 500,000,000 shares to 12,500,000 shares and subsequently increased to 100,000,000 shares in February 2013 (see Note 11). All current and historical information contained herein related to the share and per share information for the Company's common stock or stock equivalents issued on or after May 12, 2011 reflects the 1-for-40 reverse stock split of the Company's outstanding shares of common stock that became market effective on August 1, 2012.

Principles of Consolidation
The consolidated financial statements include the accounts of IZEA, Inc. as of the date of the reverse merger, and its wholly owned subsidiary, IZEA Innovations, Inc. All significant intercompany balances and transactions have been eliminated in consolidation.

Going Concern and Management’s Plans
The opinion of the Company's independent registered public accounting firm on the audited financial statements as of and for the year ended December 31, 2012 contains an explanatory paragraph regarding substantial doubt about the Company's ability to continue as a going concern.

The Company has incurred significant losses from operations since inception and has a working capital deficit of $1,334,937 and an accumulated deficit of $22,803,422 as of December 31, 2012.  Net losses for the years ended December 31, 2012 and December 31, 2011 were $4,672,638 and $3,978,592, respectively. The Company's ability to continue as a going concern is dependent upon raising capital from financing transactions. The Company’s financial statements have been prepared on the basis that it is a going concern, which assumes continuity of operations and the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments that might result if the Company was forced to discontinue its operations.

Revenues generated from the Company's operations are not presently sufficient to sustain its operations. Therefore, the Company will need to raise additional capital to fund its operations and repay its $75,000 promissory note (see Note 4) through various financing transactions in order to continue its operations. Financing transactions may include the issuance of equity or convertible debt securities, obtaining credit facilities, or other financing alternatives. On February 4, 2013, the Company issued 773,983 shares of its common stock to settle the remaining balance owed of $112,150 on its $550,000 senior secured promissory note. On March 1, 2013, the Company secured a credit facility with Bridge Bank N.A. whereby it can receive advances up to $1.5 million based on 80% of eligible accounts receivable. The volatility and sharp decline in the trading price of the Company's common stock over the past year could make it more difficult to obtain financing through the issuance of equity or convertible debt securities. There can be no assurance that the Company will be successful in any future financing or that it will be available on terms that are acceptable.

Future financings through equity investments are likely to be dilutive to existing stockholders. Also, the terms of securities the Company may issue in future capital transactions may be more favorable for its new investors. Newly issued securities may include preferences, superior voting rights, the issuance of warrants or other derivative securities, and the issuances of incentive awards under equity employee incentive plans, which may have additional dilutive effects. Further, the Company may incur substantial costs in pursuing future capital and/or financing, including investment banking fees, legal fees, accounting fees, printing and distribution expenses and other costs. The Company may also be required to recognize non-cash liabilities in connection with certain securities it may issue, such as convertible notes and warrants, which will adversely impact the Company's financial condition. The Company's ability to obtain needed financing may be impaired by such factors as the capital markets and its history of losses, which could impact the availability or cost of future financings. If the amount of capital the Company is able to raise from financing activities, together with its revenues from operations, is not sufficient to satisfy its capital needs, the Company may have to curtail its marketing and development plans and possibly cease operations.

Cash and Cash Equivalents
For purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

Accounts Receivable and Concentration of Credit Risk
Accounts receivable are customer obligations due under normal trade terms. Uncollectability of accounts receivable is not significant since most customers are bound by contract and are required to fund the Company for all the costs of an “opportunity”, defined as an order created by an advertiser for a publisher to write about the advertiser’s product. If a portion of the account balance is deemed uncollectible, the Company will either write-off the amount owed or provide a reserve based on the uncollectible portion of the account. Management determines the collectability of accounts by regularly evaluating individual customer receivables and considering a customer’s financial condition, credit history and current economic conditions. The Company does not have a reserve for doubtful accounts as of December 31, 2012. The reserve for doubtful accounts as of December 31, 2011 was $10,000. Management believes that this estimate is reasonable, but there can be no assurance that the estimate will not change as a result of a change in economic conditions or business conditions within the industry, the individual customers or the Company. Any adjustments to this account are reflected in the consolidated statements of operations as a general and administrative expense. Bad debt expense for the twelve months ended December 31, 2012 and 2011 was $17,623 and $14,115, respectively.

Concentrations of credit risk with respect to accounts receivable are limited because a large number of geographically diverse customers make up the Company’s customer base, thus spreading the trade credit risk. The Company also controls credit risk through credit approvals, credit limits and monitoring procedures. The Company performs credit evaluations of its customers but generally does not require collateral to support accounts receivable. At December 31, 2012, two customers accounted for 46% of total accounts receivable in the aggregate, each of which accounted for more than 10% of the Company’s accounts receivable. At December 31, 2011, the Company had two different customers which accounted for 27% of total accounts receivable in the aggregate. The Company had no customers that accounted for more than 10% of its revenue during the twelve months ended December 31, 2012 and 2011.

Property and Equipment
Depreciation and amortization is computed using the straight-line method and half-year convention over the estimated useful lives of the assets as follows:

Equipment	3 years
Furniture and fixtures	5 - 10 years
Software	3 years
Leasehold improvements	3 years

Major additions and improvements are capitalized, while replacements, maintenance and repairs, which do not improve or extend the life of the respective assets, are expensed as incurred. When assets are retired or otherwise disposed of, related costs and accumulated depreciation and amortization are removed and any gain or loss is reported as other income or expense.

Impairment of Long-Lived Assets
The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. After analyzing expected future cash flows from a customer list it acquired in 2011, the Company determined that the fair value of this asset exceeded its carrying value as of December 31, 2012 and recorded a $48,249 impairment on the value of its customer lists in general and administrative expenses in the accompanying statements of operations. Additionally, the Company estimated that its future cash flows from these customers would be minimal after one more year and therefore, determined that the remaining fair value of the asset should be amortized equally over the remaining estimated useful life of one year.

Revenue Recognition
The Company derives its revenue from three sources: revenue from an advertiser for the use of the Company's network of social media publishers to fulfill advertiser sponsor requests for a blog post, tweet, click, purchase, or action ("Sponsored Revenue"), revenue from the posting of targeted display advertising ("Media Revenue") and revenue derived from various service fees charged to advertisers and publishers ("Service Fee Revenue"). Service fees charged to advertisers are primarily related to inactivity fees for dormant accounts and fees for additional services outside of sponsored revenue. Service fees to publishers include upgrade account fees for obtaining greater visibility to advertisers in advertiser searches in the Company's platforms, early cash out fees if a publisher wishes to take proceeds earned for services from their account when the account balance is below certain minimum balance thresholds and inactivity fees for dormant accounts. Sponsored revenue is recognized and considered earned after an advertiser's opportunity is posted on the Company's websites and their request was completed and content listed, as applicable, by the Company's publishers for a requisite period of time. The requisite period ranges from 3 days for an action or tweet to 30 days for a blog. Customers may prepay for services by placing a deposit in their account with the Company.  In these cases, the deposits are recorded as unearned revenue until earned as described above. Media Revenue is recognized and considered earned when the Company's publishers place targeted display advertising in blogs. Service fees are recognized immediately when the maintenance or enhancement service is performed for an advertiser or publisher.   All of the Company's revenue is generated through the rendering of services and is recognized under the general guidelines of SAB Topic 13 A.1 which states that revenue will be recognized when it is realized or realizable and earned. The Company considers its revenue as generally realized or realizable and earned once i) persuasive evidence of an arrangement exists, ii) services have been rendered, iii) the price to the advertiser or customer is fixed (required to be paid at a set amount that is not subject to refund or adjustment) and determinable, and iv) collectability is reasonably assured. The Company records revenue on the gross amount earned since it generally is the primary obligor in the arrangement, establishes the pricing and determines the service specifications.

Advertising Costs
Advertising costs are charged to expense as they are incurred, including payments to contact creators to promote the Company.  Advertising expense charged to operations for the years ended December 31, 2012 and 2011 were approximately $300,000 and $511,000, respectively. Advertising costs are included in sales and marketing expense in the accompanying consolidated statements of operations.

Deferred Rent
The Company’s operating lease for its office facilities contained predetermined fixed increases of the base rental rate during the lease term which was recognized as rental expense on a straight-line basis over the lease term which ended in December 2012. The Company recorded the difference between the amounts charged to operations and amounts payable under the lease as deferred rent in the accompanying consolidated balance sheets.

Income Taxes
The Company has not recorded current income tax expense due to the generation of net operating losses. Deferred income taxes are accounted for using the balance sheet approach which requires recognition of deferred tax assets and liabilities for the expected future consequences of temporary differences between the financial reporting basis and the tax basis of assets and liabilities. A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized.

The Company identifies and evaluates uncertain tax positions, if any, and recognizes the impact of uncertain tax positions for which there is a less than more-likely-than-not probability of the position being upheld when reviewed by the relevant taxing authority. Such positions are deemed to be unrecognized tax benefits and a corresponding liability is established on the balance sheet. The Company has not recognized a liability for uncertain tax positions. If there were an unrecognized tax benefit, the Company would recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. The Company’s remaining open tax years subject to examination by the Internal Revenue Service include the years ended December 31, 2009 through 2011.

Convertible Preferred Stock
The Company accounts for its convertible preferred stock under the provisions of Accounting Standards Codification ("ASC") on Distinguishing Liabilities from Equity, which sets forth the standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. The ASC requires an issuer to classify a financial instrument that is within the scope of the ASC as a liability if such financial instrument embodies an unconditional obligation to redeem the instrument at a specified date and/or upon an event certain to occur. The Company determined that IZEA's preferred stock outstanding prior to May 12, 2011 did not meet the criteria requiring liability classification as its obligation to redeem these instruments was not based on an event certain to occur. The Series A Convertible Preferred Stock of the Company issued in May 2011 does not have a redemption feature. Future changes in the certainty of the Company’s obligation to redeem these instruments could result in a change in classification.

Derivative Financial Instruments
The Company accounts for derivative instruments in accordance with ASC 815, Derivatives and Hedging (“ASC 815”), which requires additional disclosures about the Company’s objectives and strategies for using derivative instruments, how the derivative instruments and related hedged items are accounted for, and how the derivative instruments and related hedging items affect the financial statements. The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risk. Terms of convertible debt and equity instruments are reviewed to determine whether or not they contain embedded derivative instruments that are required under ASC 815 to be accounted for separately from the host contract, and recorded on the balance sheet at fair value. The fair value of derivative liabilities, if any, is required to be revalued at each reporting date, with corresponding changes in fair value recorded in current period operating results. Pursuant to ASC 815, an evaluation of specifically identified conditions is made to determine whether the fair value of warrants issued is required to be classified as equity or as a derivative liability.

Beneficial Conversion and Warrant Valuation
The Company records a beneficial conversion feature (“BCF”) related to the issuance of convertible debt and equity instruments that have conversion features at fixed rates that are in-the-money when issued, and the fair value of warrants issued in connection with those instruments. The BCF for the convertible instruments is recognized and measured by allocating a portion of the proceeds to warrants, based on their relative fair value, and as a reduction to the carrying amount of the convertible instrument equal to the intrinsic value of the conversion feature. The discounts recorded in connection with the BCF and warrant valuation are recognized a) for convertible debt as interest expense over the term of the debt, using the effective interest method or b) for convertible preferred stock as dividends at the time the stock first becomes convertible.

Fair Value of Financial Instruments
The Company’s financial instruments are recorded at fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The valuation techniques are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect certain market assumptions. There are three levels of inputs that may be used to measure fair value:

•	Level 1 – Valuation based on quoted market prices in active markets for identical assets and liabilities.

•	Level 2 – Valuation based on quoted market prices for similar assets and liabilities in active markets.

•	Level 3 – Valuation based on unobservable inputs that are supported by little or no market activity, therefore requiring management’s best estimate of what market participants would use as fair value.
Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management. The Company does not have any Level 1 or 2 financial assets or liabilities. The Company’s Level 3 financial liabilities measured at fair value consisted of the warrant liability and its compound embedded derivative as of December 31, 2012 (see Note 5).

Significant unobservable inputs used in the fair value measurement of the warrants include the estimated term. Significant increases (decreases) in the estimated remaining period to exercise would result in a significantly higher (lower) fair value measurement.

Significant unobservable inputs used in the fair value measurement of the compound embedded derivatives included the variable linked number of shares, the variable conversion price and the credit-risk adjusted yield.

The compound embedded derivatives are linked to a variable number of common shares based upon 90% of the Company's closing stock price. The number of linked shares will increase (decrease) as the trading market price decreases (increases). Also, the conversion price is variable and is based on 90% of the Company's closing stock price on the date of conversion. Significant increases (decreases) in the trading market price in the future would result in a significantly lower (higher) fair value measurement.

In developing our credit risk assumption, consideration was made of publicly available bond rates and US Treasury Yields; however, since the Company does not have a formal credit-standing, management estimated our standing among various reported levels and grades for use in the model. During all periods, management estimated that the Company's standing was in the speculative to high-risk grades (BB- to CCC in the Standard and Poor's Rating). A significant increase (decrease) in the risk-adjusted interest rate could result in a significantly lower (higher) fair value measurement.

The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash and cash equivalents, accounts receivable, accounts payable and accrued expenses. The fair value of the Company’s notes payable and capital lease obligations approximate their carrying value based upon current rates available to the Company.

Stock-Based Compensation
Stock-based compensation cost related to stock options granted under the 2007 Equity Incentive Plan and the May 2011 and August 2011 Plans (together the "2011 Equity Incentive Plans") (see Note 7) is measured at grant date, based on the fair value of the award, and is recognized as an expense over the employee’s requisite service period.  The Company estimates the fair value of each option award on the date of grant using a Black-Scholes option-pricing model that uses the assumptions noted in the table below. The Company estimates the fair value of its common stock using the closing stock price of its common stock as quoted on the OTCQB on the date of the agreement.  Prior to April 1, 2012, due to limited trading history and volumes, the Company estimated the fair value of its common stock using recent independent valuations or the value paid in the most recent equity or financing transactions. The Company estimates the volatility of its common stock at the date of grant based on the volatility of comparable peer companies that are publicly traded and have had a longer trading history than itself. The Company determines the expected life based on historical experience with similar awards, giving consideration to the contractual terms, vesting schedules and post-vesting forfeitures. The Company uses the risk-free interest rate on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term approximately equal to the expected life of the award. The Company has never paid any cash dividends on its common stock and does not anticipate paying any cash dividends in the foreseeable future. The Company used the following assumptions for options granted under the 2007 and the 2011 Equity Incentive Plans during the twelve months ended December 31, 2012 and 2011:

	Twelve Months Ended
2007 Equity Incentive Plan Assumptions	December 31, 2012	December 31, 2011
Expected term	n/a	5 years
Weighted average volatility	n/a	54.96%
Weighted average risk free interest rate	n/a	2.36%
Expected dividends	n/a	—

	Twelve Months Ended
2011 Equity Incentive Plan Assumptions	December 31, 2012	December 31, 2011
Expected term	5 years	5 years
Weighted average volatility	54.89%	55.05%
Weighted average risk free interest rate	0.75%	1.84%
Expected dividends	—	—

The Company estimates forfeitures when recognizing compensation expense and this estimate of forfeitures is adjusted over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment, which is recognized in the period of change, and also impact the amount of unamortized compensation expense to be recognized in future periods.    Current average expected forfeiture rates were 50.21% during the twelve months ended December 31, 2012 and 2011.

Non-Employee Stock-Based Compensation
The Company's accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows the provisions of ASC 505, “Equity-Based Payments to Non-Employees.” The measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor's performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement. Stock-based compensation related to non-employees is accounted for based on the fair value of the related stock or options or the fair value of the services, whichever is more readily determinable.

Segment Information
The Company does not identify separate operating segments for management reporting purposes. The results of operations are the basis on which management evaluates operations and makes business decisions.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements
There are several new accounting pronouncements issued by the Financial Accounting Standards Board ("FASB") which are not yet effective.  Management does not believe any of these accounting pronouncements will be applicable and therefore will not have a material impact on the Company's financial position or operating results.